Intangible Asset (Details)	6 Months Ended				12 Months Ended
	Dec. 31, 2025 MYR (RM) RM / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024
Intangible Asset [Line Items]
Amortization expenses of intangible assets (in Ringgits)	RM 3,936,886	$ 968,483	RM 9,538,229	$ 2,129,069
Variety of crops	10 years	10 years
Aeril vehicles manufactured and marketed period	10 years	10 years
Agreement period	10 years	10 years
Selling price (in Ringgits per share) | RM / shares	RM 5,800
Inflated rate	5.00%	5.00%
Units expected to be sold (in Shares) | shares	272	272
Sales expected term	10 years	10 years
Pre-tax discount rate	11.79%	11.79%				11.79%
Percentage of expenses growth rate	3.00%	3.00%				3.00%
Impairment loss (in Dollars)
Bottom of Range [Member]
Intangible Asset [Line Items]
Principal annual rates	10.00%	10.00%
Top of range [member]
Intangible Asset [Line Items]
Principal annual rates	20.00%	20.00%
CGUs [Member]
Intangible Asset [Line Items]
Pre-tax discount rate	13.20%	13.20%
CGUs [Member] | Bottom of Range [Member]
Intangible Asset [Line Items]
Pre-tax discount rate					11.34%
CGUs [Member] | Top of range [member]
Intangible Asset [Line Items]
Pre-tax discount rate					13.20%
Supply/Service Agreements [Member]
Intangible Asset [Line Items]
Inflated rate					5.00%
Services expense (in Ringgits) | RM	RM 342,800
Services expected term	10 years	10 years